Summary of Significant Accounting Policies (Details)			12 Months Ended
	Nov. 19, 2021 CNY (¥)	Nov. 19, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)			¥ 5,631,753		¥ 59,475,542		$ 783,450
Convenience translation			7.1884	$ 1
Accounts receivable			24,105,435		27,735,262		3,353,380
Allowance for prepaid service fees			141,348				19,663
Other receivable			¥ 9,654,372		3,229,486		$ 1,343,049
Residual value percentage			5.00%				5.00%
Impairment of long-lived assets			¥ 35,839,687	4,985,767	5,499,260	¥ 13,713,235
Convertible notes payable			109,119,912				$ 15,180,000
Advertising costs	¥ 2	$ 0.3			126,751	47,170
VAT Percentage			6.00%	6.00%
Recognized tax benefit			50.00%				50.00%
Total expenses for plans			¥ 2,026,529		¥ 2,046,371	¥ 2,939,923	$ 281,917
Statutory rate			25.00%	25.00%	25.00%	25.00%
Aggregate rate			50.00%	50.00%
Registeered capital rate			50.00%	50.00%
Operating segment			3	3
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Bear interest percentage			0.00%	0.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Bear interest percentage			3.85%	3.85%
CHINA
Summary of Significant Accounting Policies [Line Items]
VAT Percentage			13.00%	13.00%
Statutory rate			10.00%	10.00%
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
GST rate			7.00%	7.00%
Statutory rate			17.00%	17.00%
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest percentage			20.00%				20.00%
Impairment loss			¥ 157,429	$ 21,900
VIDA [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate			47.00%		47.00%		47.00%
MicroAlgo [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate			48.80%		44.00%		48.80%
Viru [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest rate			45.00%		45.00%		45.00%
RMB [Member] | WiMi Cayman [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1
Average translation rates					1	1
RMB [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1
HKD [Member] | WiMi Cayman [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates					1.1643
HKD [Member] | Skystar [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates					1.1109
HKD [Member] | Fe-da Electronics [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates			1.0957				1.0957
HKD [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate			1.0799				1.0799
HKD [Member] | VIYI [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					1.1035
USD [Member] | WiMi Cayman [Member]
Summary of Significant Accounting Policies [Line Items]
Average translation rates						0.1487
USD [Member] | Skystar [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate					0.1412
Average translation rates					0.1419
USD [Member] | Fe-da Electronics [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate			0.1391				0.1391
Average translation rates			0.1404				0.1404
Other Comprehensive Income (Loss) [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income (loss)			¥ 5,631,753		¥ 59,475,542		$ 783,450